Transition Towards IFRS - Summary of Shareholders' Equity Reconciliation (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 27,388,784	$ 10,408,716	$ 10,358,422
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Derivatives	15,924	39,740	52,152
Repo transactions		4,945,864
Other financial assets	1,698,054	2,388,795	3,458,243
Loans and other financing	77,208,464	87,108,670
Financial assets in guarantee	2,007,217	1,921,219	2,699,392
Investments in equity instruments	404	68,881	6,197
Property, plant and equipment	2,183,734	2,060,551	1,630,618
Investment properties	413,357	287,072	887,242
Intangible assets	2,710,837	459,420		$ 639,705
Deferred income tax assets	821,818	1,156,980	985,294
Other non-financial assets	888,648	703,454	328,103
Inventories	69,918	156,306	55,829
TOTAL ASSETS	141,733,996	135,230,150	100,120,739
LIABILITIES
Deposits	94,906,014	83,284,983	66,075,709
Repo operations			1,088,747
Other financial liabilities	4,267,239	5,774,555	5,584,663
Financing received from the Argentine Central Bank and other financial institutions	8,032,837	5,205,766	3,161,327
Negotiable obligations issued	9,307,171	12,681,237
Current income tax liability	791,272	1,217,961	1,022,463
Deferred income tax liability	223,351	29,808	14,587
Provisions	86,915	118,357	117,231
Other non-financial liabilities	5,404,998	5,613,054	4,689,194
Provisions	86,915	118,357	117,231
TOTAL LIABILITIES	124,765,922	114,938,382	88,069,879
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company	16,953,987	20,069,467	11,719,477
Shareholders' Equity attributable to non-controlling interest	14,087	222,301	331,383
TOTAL SHAREHOLDERS' EQUITY	$ 16,968,074	20,291,768	12,050,860	$ 12,050,860
Prior accounting framework [member]
ASSETS
Cash and due from banks		11,129,475	8,166,132
Government and corporate securities		15,346,036	2,360,044
Loan		54,954,373	34,896,509
Other receivables from financial intermediation		6,561,396	3,772,736
Receivables from financial leases		2,519,201	1,527,855
Unlisted equity investments		734	3,501
Miscellaneous receivables		1,776,944	1,110,316
Premises and equipment		694,431	621,575
Miscellaneous assets		612,264	425,501
Intangible assets		324,501	285,462
Unallocated items		51,923	36,411
TOTAL ASSETS		93,971,278	53,206,042
LIABILITIES
Deposits		56,487,027	35,897,864
Other liabilities from financial intermediation		18,443,354	6,514,834
Subordinated negotiable obligations		685,873
Provisions		80,163
Miscellaneous liabilities		3,058,053	2,182,228
Provisions			63,252
Provisions		80,163
Subordinated negotiable obligations			1,378,758
Unallocated items		60,513	134,158
Non-controlling interest		11,497	103,397
TOTAL LIABILITIES		78,826,480	46,274,491
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company		15,144,798	6,931,551
TOTAL SHAREHOLDERS' EQUITY		15,144,798	6,931,551
Reclassification [member]
ASSETS
Cash and due from banks		(38,281)	(151,165)
Government and corporate securities		(15,346,036)	(2,360,044)
Debt securities at fair value through profit or loss		11,343,588	362,338
Derivatives		26,916	28,304
Repo transactions		3,349,822
Other financial assets		1,548,525	1,775,764
Loans and other financing		59,120,298	37,535,330
Loan		(54,954,373)	(34,896,509)
Other receivables from financial intermediation		(6,561,396)	(3,772,736)
Receivables from financial leases		(2,519,201)	(1,527,855)
Other Debt Securities		358,894	2,302,305
Financial assets in guarantee		1,301,237	1,465,029
Investments in equity instruments		39,437	3,363
Unlisted equity investments		(734)	(3,501)
Miscellaneous receivables		(1,776,944)	(1,110,316)
Premises and equipment		(694,431)	(621,575)
Property, plant and equipment		1,026,501	685,369
Miscellaneous assets		(610,671)	(425,501)
Investment properties		194,433	481,529
Intangible assets		(145,136)	(114,802)
Current income tax assets		122,224
Deferred income tax assets		49,099	41,657
Other non-financial assets		324,439	19,993
Inventories		102,666	29,565
Unallocated items		51,923	(36,411)
TOTAL ASSETS		(3,791,047)	(289,869)
LIABILITIES
Deposits		(78,310)	(35,734)
Other liabilities from financial intermediation		(18,443,354)	(6,514,834)
Repo operations			590,891
Other financial liabilities		2,055,463	1,663,352
Financing received from the Argentine Central Bank and other financial institutions		3,525,853	1,715,733
Negotiable obligations issued			2,049,074
Unsubordinated Negotiable obligations		8,588,971
Current income tax liability		824,922	554,917
Subordinated negotiable obligations			1,378,758
Provisions		80,163	63,624
Other non-financial liabilities		2,867,474	1,967,935
Miscellaneous liabilities		(3,058,053)	(2,182,228)
Provisions			(63,252)
Provisions		80,163	63,624
Subordinated negotiable obligations			(1,378,758)
Unallocated items		60,513	(134,158)
Non-controlling interest		(7,690)	(103,397)
TOTAL LIABILITIES		(3,785,237)	(428,077)
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company		(13,500)	34,811
Shareholders' Equity attributable to non-controlling interest		7,690	103,397
TOTAL SHAREHOLDERS' EQUITY		(5,810)	138,208
IAS 29 Restatement [member]
ASSETS
Cash and due from banks		5,287,455	6,765,739
Debt securities at fair value through profit or loss		5,433,639	357,839
Derivatives		12,824	23,848
Repo transactions		1,596,042
Other financial assets		770,870	1,581,366
Loans and other financing		28,110,179	32,007,785
Other Debt Securities		170,997	1,738,899
Financial assets in guarantee		619,982	1,234,363
Investments in equity instruments		22,228	2,834
Property, plant and equipment		664,945	745,640
Investment properties		92,639	405,713
Intangible assets		148,256	292,521
Current income tax assets		58,234
Deferred income tax assets		373,360	450,550
Other non-financial assets		227,006	150,033
Inventories		50,440	25,529
TOTAL ASSETS		43,639,096	45,782,659
LIABILITIES
Deposits		26,876,266	30,214,735
Repo operations			497,856
Other financial liabilities		1,863,463	2,553,724
Financing received from the Argentine Central Bank and other financial institutions		1,679,913	1,445,594
Negotiable obligations issued			1,726,451
Unsubordinated Negotiable obligations		4,092,266
Current income tax liability		393,039	467,546
Deferred income tax liability		9,619	6,670
Subordinated negotiable obligations		326,788	1,161,675
Provisions		38,194	53,607
Other non-financial liabilities		1,811,346	2,144,250
Provisions		38,194	53,607
TOTAL LIABILITIES		37,090,894	40,272,108
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company		6,476,465	5,359,018
Shareholders' Equity attributable to non-controlling interest		71,737	151,533
TOTAL SHAREHOLDERS' EQUITY		6,548,202	5,510,551
IFRS Adjustments [member]
ASSETS
Cash and due from banks		6,275	15,088
Debt securities at fair value through profit or loss		60,698	62,370
Other financial assets		69,400	101,113
Loans and other financing		(121,807)	453,761
Other Debt Securities			(238,457)
Investments in equity instruments		7,216
Property, plant and equipment		369,105	199,609
Miscellaneous assets		(1,593)
Intangible assets		131,799	176,524
Deferred income tax assets		734,521	493,087
Other non-financial assets		152,009	158,077
Inventories		3,200	735
TOTAL ASSETS		1,410,823	1,421,907
LIABILITIES
Deposits			(1,156)
Other financial liabilities		1,855,629	1,367,587
Deferred income tax liability		20,189	7,917
Other non-financial liabilities		934,234	577,009
Non-controlling interest		(3,807)
TOTAL LIABILITIES		2,806,245	1,951,357
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company		(1,538,296)	(605,903)
Shareholders' Equity attributable to non-controlling interest		142,874	76,453
TOTAL SHAREHOLDERS' EQUITY		(1,395,422)	(529,450)
IFRS [member]
ASSETS
Cash and due from banks		16,384,924	14,795,794
Debt securities at fair value through profit or loss		16,837,925	782,547
Derivatives		39,740	52,152
Repo transactions		4,945,864
Other financial assets		2,388,795	3,458,243
Loans and other financing		87,108,670	69,996,876
Other Debt Securities		529,891	3,802,747
Financial assets in guarantee		1,921,219	2,699,392
Investments in equity instruments		68,881	6,197
Property, plant and equipment		2,060,551	1,630,618
Investment properties		287,072	887,242
Intangible assets		459,420	639,705
Current income tax assets		180,458
Deferred income tax assets		1,156,980	985,294
Other non-financial assets		703,454	328,103
Inventories		156,306	55,829
TOTAL ASSETS		135,230,150	100,120,739
LIABILITIES
Deposits		83,284,983	66,075,709
Repo operations			1,088,747
Other financial liabilities		5,774,555	5,584,663
Financing received from the Argentine Central Bank and other financial institutions		5,205,766	3,161,327
Negotiable obligations issued			3,775,525
Unsubordinated Negotiable obligations		12,681,237
Current income tax liability		1,217,961	1,022,463
Deferred income tax liability		29,808	14,587
Subordinated negotiable obligations		1,012,661	2,540,433
Provisions		118,357	117,231
Other non-financial liabilities		5,613,054	4,689,194
Provisions		118,357	117,231
TOTAL LIABILITIES		114,938,382	88,069,879
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company		20,069,467	11,719,477
Shareholders' Equity attributable to non-controlling interest		222,301	331,383
TOTAL SHAREHOLDERS' EQUITY		$ 20,291,768	$ 12,050,860